Combined Statement of Financial Position ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 516,541	$ 71,234	¥ 513,351
Trade receivables	181,720	25,060	130,004
Inventories	29,582	4,079
Prepayments, other receivables and other assets	349,516	48,200	287,435
Other financial assets	101,161	13,951
Total current assets	1,178,520	162,524	930,790
Non-current assets
Right-of-use assets	18,241	2,516	17,030
Financial assets at fair value through profit or loss	16,275	2,244	11,753
Financial assets at fair value through other comprehensive income	107,444	14,817	129,060
Investments accounted for using equity method	160	22
Property, plant and equipment	4,340	599	2,600
Other non-current assets	10,664	1,471	13,869
Intangible assets	12,146	1,675	833
Goodwill	40,522	5,588
Total non-current assets	209,792	28,932	175,145
Total assets	1,388,312	191,456	1,105,935
Current liabilities
Interest-bearing bank borrowings	154,249	21,272	38,000
Current lease liabilities	6,190	854	6,853
Trade payables	114,763	15,827	49,239
Income tax payables	14,137	1,950	16,214
Other payables and accruals	143,618	19,804	81,835
Total current liabilities	432,957	59,707	192,141
Non-current liabilities
Non-current lease liabilities	11,114	1,533	9,327
Interest-bearing bank borrowings	572,841	78,998	465,155
Deferred tax liabilities	2,431	335	438
Total non-current liabilities	586,386	80,866	474,920
Total liabilities	1,019,343	140,573	667,061
EQUITY
Share capital	149,230	20,580	146,730
Additional paid in capital	6,752,773	931,250	6,358,600
Accumulated losses	(6,475,575)	(893,023)	(6,031,255)
Other reserves	(57,142)	(7,880)	(35,201)
Non-controlling interests	(317)	(44)
Total equity	368,969	50,883	438,874
Total equity and liabilities	¥ 1,388,312	$ 191,456	¥ 1,105,935